MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST
SERIES 2009-1

Collection Period						12/01/09-12/31/09
Determination Date						1/11/2010
Distribution Date						1/15/2010

Pool Balance

1	.	Pool Balance on the close of the last day of the preceding Collection Period				$803,272,799.94
2	.	Collections allocable to Principal				$21,781,409.02
3	.	Purchase Amount allocable to Principal				$0.00
4	.	Defaulted Receivables				$1,915,616.40
5	.	Pool Balance on the close of the last day of the related Collection Period				$779,575,774.52
		(Ln1 - Ln2 - Ln3 - Ln4)

6	.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				$63,845

7	.	Initial Pool Balance				$1,000,000,059.29

				Beginning		End
8	.	Note Balances		of Period		of Period

		a.	Class A-1 Note Balance	$0.00		$0.00
		b.	Class A-2 Note Balance	$233,166,433.94		$210,239,561.85
		c.	Class A-3 Note Balance	$260,000,000.00		$260,000,000.00
		d.	Class A-4 Note Balance	$144,000,000.00		$144,000,000.00
		e.	Class B Note Balance	$106,500,000.00		$106,500,000.00
		f.	Class C Note Balance	$33,500,000.00		$33,500,000.00
		g.	Note Balance (sum a - f)	$777,166,433.94		$754,239,561.85

9	.	Pool Factors

		a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
		b.	Class A-2 Note Pool Factor	0.9179781		0.8277148
		c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
		d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
		e.	Class B Note Pool Factor	1.0000000		1.0000000
		f.	Class C Note Pool Factor	1.0000000		1.0000000
		g.	Note Pool Factor	0.7930270		0.7696322

10	.	Overcollateralization Target Amount				$25,336,212.67
11	.	Current overcollateralization amount (Pool Balance - Note Balance)				$25,336,212.67

12	.	Weighted Average Coupon			%	10.53%
13	.	Weighted Average Original Term			months	64.87
14	.	Weighted Average Remaining Term			months	50.00

Collections

15	.	Finance Charges:
		a.	Collections allocable to Finance Charge			$7,225,219.72
		b.	Liquidation Proceeds allocable to Finance Charge			$401.49
		c.	Purchase Amount allocable to Finance Charge			$0.00
		d.	Available Finance Charge Collections (sum a - c)			$7,225,621.21

16	.	Principal:
		a.	Collections allocable to Principal			$21,781,409.02
		b.	Liquidation Proceeds allocable to Principal			$444,171.43
		c.	Purchase Amount allocable to Principal			$0.00
		d.	Available Principal Collections (sum a - c)			$22,225,580.45

17	.	Total Finance Charge and Principal Collections (15d+ 16d)				$29,451,201.66
18	.	Interest Income from Collection Account				$2,497.77
19	.	Simple Interest Advances				$0.00
20	.	Available Collections (Ln17 + 18+ 19)				$29,453,699.43

Available Funds

21	.	Available Collections		$29,453,699.43
22	.	Reserve Account Draw Amount		$0.00
23	.	Available Funds		$29,453,699.43

Application of Available Funds

24	.	Servicing Fee
		a.	Monthly Servicing Fee	$669,394.00
		b.	Amount Unpaid from Prior Months	$0.00
		c.	Amount Paid	$669,394.00
		d.	Shortfall Amount (a + b - c)	$0.00

25	.	Unreimbursed Servicer Advances		$0.00

26	.	Backup Servicing Fees and Unpaid Transition Expenses
		a.	Monthly Servicing Fee	$5,020.45
		b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
		c.	Other Unpaid Backup Servicing Fees	$0.00
		d.	Amount Paid	$5,020.45
		e.	Shortfall Amount (a + b + c - d)	$0.00

27	.	Class A Noteholder Interest Amounts
		a.	Class A-1 Monthly Interest	$0.00
		b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		d.	Total Class A-1 Note Interest (sum a - c)	$0.00

		e.	Class A-2 Monthly Interest	$643,150.75
		f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		g.	Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		h.	Total Class A-2 Note Interest (sum e-g)	$643,150.75

		i.	Class A-3 Monthly Interest	$892,666.67
		j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		l.	Total Class A-3 Note Interest (sum i-k)	$892,666.67

		m.	Class A-4 Monthly Interest	$697,200.00
		n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		p.	Total Class A-4 Note Interest (sum m-o)	$697,200.00

28	.	Priority Principal Distributable Amount		$0.00

29	.	Class B Noteholder Interest Amount
		a.	Class B Monthly Interest	$0.00
		b.	Additional Note Interest related to Class B Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
		d.	Total Class B Note Interest (sum a-c)	$0.00

30	.	Secondary Principal Distributable Amount		$0.00

31	.	Class C Noteholder Interest Amount
		a.	Class C Monthly Interest	$0.00
		b.	Additional Note Interest related to Class C Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
		d.	Total Class C Note Interest (sum a-c)	$0.00

32	.	Tertiary Principal Distributable Amount		$0.00

33	.	Required Payment Amount (Ln 24 + Ln 26 +(sum of Ln 27 through Ln 32))		$2,907,431.87

34	.	Reserve Account Deficiency		$0.00

35	.	Regular Principal Distributable Amount	$22,926,872.09

36	.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00

37	.	Additional Servicing Fees, if any	$0.00

38	.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

39	.	Deposits
		a.	Total Daily Deposits of Finance Charge Collections	$7,225,621.21
		b.	Total Daily Deposits of Principal Collections	$22,225,580.45
		c.	Withdrawal from Reserve Account	$0.00
		d.	Interest Income	$2,497.77
		e.	Total Deposits to Collection Account (sum a - d)	$29,453,699.43

40	.	Withdrawals
		a.	Servicing Fee and Unreimbursed Servicer Advances	$669,394.00
		b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$5,020.45
		c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$25,159,889.51
		d.	Deposit to Reserve Account	$0.00
		e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,619,395.47
		f.	Total Withdrawals from Collection Account (sum a - e)	$29,453,699.43

Note Payment Account Activity

41	.	Deposits
		a.	Class A-1 Interest Distribution	$0.00
		b.	Class A-2 Interest Distribution	$643,150.75
		c.	Class A-3 Interest Distribution	$892,666.67
		d.	Class A-4 Interest Distribution	$697,200.00
		e.	Class B Interest Distribution	$0.00
		f.	Class C Interest Distribution	$0.00

		g.	Class A-1 Principal Distribution	$0.00
		h.	Class A-2 Principal Distribution	$22,926,872.09
		i.	Class A-3 Principal Distribution	$0.00
		j.	Class A-4 Principal Distribution	$0.00
		k.	Class B Principal Distribution	$0.00
		l.	Class C Principal Distribution	$0.00
		m.	Total Deposits to Note Payment Account (sum a - l)	$25,159,889.51

42	.	Withdrawals
		a.	Class A-1 Distribution	$0.00
		b.	Class A-2 Distribution	$23,570,022.84
		c.	Class A-3 Distribution	$892,666.67
		d.	Class A-4 Distribution	$697,200.00
		e.	Class B Distribution	$0.00
		f.	Class C Distribution	$0.00
		g.	Total Withdrawals from Note Payment Account (sum a - f)	$25,159,889.51

Certificate Payment Account Activity

43	.	Deposits
		a.	Excess Collections	$3,619,395.47
		b.	Reserve Account surplus (Ln 53)	$985.21
		c.	Total Deposits to Certificate Payment Account (sum a - b)	$3,620,380.68

44	.	Withdrawals
		a.	Certificateholder Distribution	$3,620,380.68
		b.	Total Withdrawals from Certificate Payment Account	$3,620,380.68

Required Reserve Account Amount

45	.	Lesser of: (a or b)
		a.	$10,000,000.00	$10,000,000.00
		b.	Note Balance	$754,239,561.85

46	.	Required Reserve Account Amount		$10,000,000.00

Reserve Account Reconciliation

47	.	Beginning Balance (as of end of preceding Distribution Date)	$10,000,000.00
48	.	Investment Earnings	$985.21
49	.	Reserve Account Draw Amount	$0.00
50	.	Reserve Account Amount (Ln 47+ Ln 48 - Ln 49)	$10,000,985.21
51	.	Deposit from Available Funds (Ln 40d)	$0.00
52	.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
		a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount;	$0.00
		b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee; and	$0.00
53	.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount
		and to the extent no unfunded amounts described in Ln 52 exist		$985.21
54	.	Ending Balance (Ln50 + Ln51 - Ln52 - Ln53)		$10,000,000.00
55	.	Reserve Account Deficiency (Ln46 - Ln54)		$0.00

Instructions to the Trustee

56	.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
57	.	Amount to be paid to Servicer from the Collection Account			$669,394.00
58	.	Amount to be paid to Backup Servicer from the Collection Account			$5,020.45
59	.	Amount to be deposited from the Collection Account into the Note Payment Account			$25,159,889.51
60	.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$3,619,395.47
61	.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
62	.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
		Required Reserve Account Amount, into
		a. the Note Payment Account for any unfunded Regular Principal Distributable Amount			$0.00
		b. the Certificate Payment Account for payment to the Certificateholder,
			if no unfunded Regular Principal distributable amount exists		$985.21
63	.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$0.00
64	.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$23,570,022.84
65	.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$892,666.67
66	.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$697,200.00
67	.	Amount to be paid to Class B Noteholders from the Note Payment Account			$0.00
68	.	Amount to be paid to Class C Noteholders from the Note Payment Account			$0.00
69	.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess
		Collections and Reserve Account surplus			$3,620,380.68

Net Loss and Delinquency Activity

70	.	Net Losses with respect to preceding Collection Period			$1,471,043.48
71	.	Cumulative Net Losses			$7,909,182.83
72	.	Cumulative Net Loss Percentage			0.7909%

73	.	Delinquency Analysis		Number of	Principal
				Loans	Balance

		a.	31 to 60 days past due	1,555	$21,238,820.97
		b.	61 to 90 days past due	435	$5,860,097.45
		c.	91 or more days past due	245	$3,132,598.10
		d.	Total Past Due (sum a - c)	2,235	30,231,516.52

Servicer Covenant
74	.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$1,729,426,000.00
75	.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on January 11, 2010.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:			/s/ Keith D. Browning

Name:			Keith D. Browning

Title:			Executive Vice President and Chief Financial Officer